Deferred Financing Costs	12 Months Ended
Dec. 31, 2014
Deferred Finance Costs [Abstract]
Deferred Finance Costs [Text Block]

14. Deferred Financing Costs

		December 31, 2014
	Cost	Accumulated amortization	Net book value

Deferred financing costs	$21,745	$7,328	$14,417

		December 31, 2013
	Cost	Accumulated amortization	Net book value

Deferred financing costs	$23,410	$4,373	$19,037

Amortization of deferred financing costs amounted to $3,418 (2013 - $3,436 ) for the year ended December 31, 2014 and is recorded to interest on long-term debt. For the year ended December 31, 2013, $1,240 of deferred financing costs were written-off in connection with the Company’s repayment of its 2005 Seneca County Industrial Development Agency Variable Rate Demand Solid Waste Disposal Revenue Bond (“2005 Seneca IRB Facility”) (Note 21).

Deferred financing costs are expected to amortize in each of the next five years and thereafter as follows:

2015	$3,263
2016	3,263
2017	3,263
2018	2,801
2019	429
Thereafter	1,398
$14,417